FINANCIAL INSTRUMENTS (Details 25) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 738,068	$ 834,686
Percentage of trade receivables	100.00%	100.00%
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 441,034
Percentage of trade receivables	100.00%
Secured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 435,794
Percentage of trade receivables	98.81%
Unsecured receivables [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 5,240
Percentage of trade receivables	1.19%